Consolidated Balance Sheets - USD ($)	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2019
Current assets:
Cash	$ 73,181	$ 197,622	$ 30,142
Accounts receivable (net of allowance of $0 and $0, respectively)	44,033	61,013	45,086
Inventories	344,914	275,605	406,439
Other current assets	251,752	398,085	1,000
Total current assets	713,880	932,325	482,667
Total assets	723,880	932,325	482,667
Current liabilities:
Accounts payable	1,393,256	1,286,149	496,809
Accrued expense-related party	9,974	9,974	33,974
Fair value of derivative liabilities	1,312,177	1,590,638	1,306,748
Convertible notes payable-net of debt discounts and unamortized beneficial conversion feature	2,077,852	2,330,189	1,117,741
Accrued expenses	72,044
Accrued interest	209,161	192,625
Short-term borrowings- line of credit	589	3,897
Total current liabilities	5,075,053	5,413,472	2,955,272
Commitments and contingencies
Stockholders' deficit:
Preferred stock	1	1	1
Common stock	78,685	61,797	53,774
Additional paid in capital	16,683,505	13,088,177	10,692,679
Accumulated deficit	(21,084,364)	(17,631,122)	(13,219,059)
Total stockholders' deficit	(4,342,173)	(4,481,147)	(2,472,605)
Total Liabilities and Stockholders' Deficit	$ 713,880	$ 932,325	$ 482,667